Leases (Details) - Schedule of Lease Cost - Copier Lease [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Finance lease cost
Amortization		$ 3,228	$ 653	$ 6,417
Interest on lease liabilities		605	48	1,250
Total finance lease cost		$ 3,833	$ 701	$ 7,667
Weighted Average Remaining Lease Term - Finance leases		3 years 6 months 14 days		3 years 6 months 14 days
Weighted Average Discount Rate – Finance leases	5.00%	5.00%	5.00%	5.00%